Digital Assets	6 Months Ended
Jun. 30, 2026
Digital Assets [Abstract]
Digital Assets
9.	DIGITAL ASSETS

The Company’s digital assets consist of Bitcoin (“BTC”) and Ethereum (“ETH”).

Balance as of January 1, 2025	29,873
Cumulative effect upon adoption of ASU 2023-08	55,949
Less: Fair value loss on digital assets	(6,723)
Balance as of December 31, 2025	79,099
Less: Fair value loss on digital assets	(27,376)
Balance as of June 30, 2026	51,723